Restricted assets	12 Months Ended
Dec. 31, 2019
Restricted Availability Assets [Abstract]
Restricted assets
45.	Restricted assets
As of December 31, 2019 and 2018, the Group has the following restricted assets:

a)
The Entity used Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021 in the amount of 82,809, Treasury Bills in pesos maturing on July 31, 2020 in the amount of 108,000 as of December 31, 2019,
(
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021 in the amount of 121,966 and Treasury Bonds in US dollars maturing on May 10, 2019 in the amount of 86,369 as of December 31, 2018) as security for loans agreed under the Global Credit Program for micro, small and medium enterprises granted by the Inter-American Development Bank (IDB).

b)
Also, the Entity has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 5,923,453 and 7,234,836 as of December 31, 2019 and 2018, respectively.

c)
BBVA Francés Valores S.A. had shares in Mercado de Valores de Buenos Aires S.A. (MERVAL) in the amount of 38,030 and BYMA in the amount of 145,525 as of December 31, 2018. Those shares were pledged for the benefit of “Crédito y Caución Compañía de Seguros S.A.” under the surety bond signed by the issuer to secure noncompliance with the company’s obligations.